Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 12: SEGMENT INFORMATION
The Company reports financial information and evaluates its operations by charter revenues. The Company does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for the Company's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. For each of the years ended December 31, 2015, 2014 and 2013, all the revenues were derived from customers located in Asia. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.